Educational Contents, Net (Tables)	12 Months Ended
Dec. 31, 2022
Educational Contents Net [Abstract]
Schedule of Educational Contents Net	Educational contents, net consist of the following:
	December 31, 2021	December 31, 2022
	RMB	RMB
Produced educational contents	293,333,332	66,037,733
Licensed copyrights	3,243,382	219,658,471
Less: Accumulated amortization	(89,881,358)	(71,254,389)
	206,695,356	214,441,814

Schedule of Estimated Amortization Expense	Estimated amortization expense relating to the educational contents for each of the next five years is as follows:
Year ending December 31,	RMB
2023	51,943,394
2024	51,943,394
2025	51,943,394
2026	49,380,502
2027	9,231,132
Total expected amortization expense	214,441,814